Annual Total Returns - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO - Select Telecommunications Portfolio	Apr. 29, 2025
Fidelity Advisor Telecommunications Fund - Class A
Bar Chart Table:
Annual Return 2015	1.96%
Annual Return 2016	22.39%
Annual Return 2017	1.37%
Annual Return 2018	(8.33%)
Annual Return 2019	19.96%
Annual Return 2020	20.22%
Annual Return 2021	(3.06%)
Annual Return 2022	(17.23%)
Annual Return 2023	6.95%
Annual Return 2024	20.84%
Fidelity Advisor Telecommunications Fund - Class Z
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018